UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02884

Barrett Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

BARRETT OPPORTUNITY FUND, INC.

FORM N-Q

NOVEMBER 30, 2009

Barrett Opportunity Fund, Inc.

Schedule of Investments (unaudited)	November 30, 2009

Shares	Security	Value
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
9,800	Omnicom Group Inc.	$359,856

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.0%
96,000	FHC Delaware Inc. (a)(b)*	0

Food Products - 1.3%
26,000	Hershey Co.	919,620

Household Products - 1.3%
14,100	Procter & Gamble Co.	879,135

	TOTAL CONSUMER STAPLES	1,798,755

ENERGY - 24.2%
Energy Equipment & Services - 1.9%
13,000	Diamond Offshore Drilling Inc.	1,294,020

Oil, Gas & Consumable Fuels - 22.3%
87,300	Murphy Oil Corp.	4,922,847
19,100	Overseas Shipholding Group Inc.	731,721
165,100	Royal Dutch Shell PLC, ADR, Class A Shares	9,866,376

	Total Oil, Gas & Consumable Fuels	15,520,944

	TOTAL ENERGY	16,814,964

FINANCIALS - 40.2%
Capital Markets - 12.6%
329,971	Bank of New York Mellon Corp.	8,790,427

Diversified Financial Services - 3.9%
126,800	Leucadia National Corp. *	2,728,736

Insurance - 16.7%
214,500	Chubb Corp.	10,755,030
24,000	Loews Corp.	850,080

	Total Insurance	11,605,110

Real Estate Investment Trusts (REITs) - 3.7%
63,990	Rayonier Inc.	2,542,963

Real Estate Management & Development - 3.3%
	Forest City Enterprises Inc.:
100,400	Class A Shares *	1,077,292
112,500	Class B Shares (c)*	1,192,500

	Total Real Estate Management & Development	2,269,792

	TOTAL FINANCIALS	27,937,028

HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
13,000	Thermo Fisher Scientific Inc. *	613,990

INDUSTRIALS - 26.9%
Aerospace & Defense - 10.7%
101,700	General Dynamics Corp.	6,702,030
9,700	Lockheed Martin Corp.	749,131

	Total Aerospace & Defense	7,451,161

Building Products - 3.2%
39,500	Ameron International Corp.	2,249,920

Commercial Services & Supplies - 0.5%
93,850	TRC Cos. Inc. *	316,274

Electrical Equipment - 0.5%
18,900	ABB Ltd., ADR *	347,004

See Notes to Schedule of Investments.

Barrett Opportunity Fund, Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2009

Shares	Security	Value
INDUSTRIALS - 26.9% (continued)
Industrial Conglomerates - 11.0%
277,210	Koninklijke Philips Electronics NV, New York Registered Shares	$7,612,187

Marine - 1.0%
22,800	Alexander & Baldwin Inc.	696,540

	TOTAL INDUSTRIALS	18,673,086

INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.9%
15,000	Automatic Data Processing Inc.	651,750

MATERIALS - 2.3%
Chemicals - 2.3%
20,242	Monsanto Co.	1,634,542

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $12,104,176)	68,483,971

Face Amount
SHORT-TERM INVESTMENT - 1.4%
Repurchase Agreement - 1.4%
$962,000	State Street Bank & Trust Co., repurchase agreement dated 11/30/09, 0.010% due 12/1/09; Proceeds at maturity - $962,000; (Fully collateralized by U.S. Treasury Bill, 0.000% due 5/27/10; Market value - $983,769) (Cost - $962,000)	962,000

	TOTAL INVESTMENTS - 99.9% (Cost - $13,066,176#)	69,445,971
	Other Assets in Excess of Liabilities - 0.1%	84,772

	TOTAL NET ASSETS - 100.0%	$69,530,743

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(b)	Illiquid security.

(c)	Convertible into Forest City Enterprises Inc., Class A Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Barrett Opportunity Fund, Inc. (the “Fund”) is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157)(“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Common stocks†	$68,483,971	—	$0	*	$68,483,971
Short-term investment†	—	$962,000	—		962,000

Total investments	$68,483,971	$962,000	$0		$69,445,971

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.00.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	Consumer Staples
Balance as of August 31, 2009	$0	†
Accrued premiums/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Balance as of November 30, 2009	$0	†

Net unrealized appreciation (depreciation) for investments in securities still held at November 30, 2009(1)	$(263,409)

†	Amount represents less than $1.00

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$57,205,488
Gross unrealized depreciation	(825,693)

Net unrealized appreciation	$56,379,795

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At November 30, 2009, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barrett Opportunity Fund, Inc.

By	/S/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date:	January 25, 2010

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	January 25, 2010